Deferred income tax assets and liabilities and income tax expense	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Deferred income tax assets and liabilities and income tax expense
Note 16. Deferred income tax assets and liabilities and income tax expense
The composition of the deferred tax assets and liabilities is as follows:

	As of December 31, 2019	Profit (loss)	Other equity movements	Other comprehensive income (loss)	As of December 31, 2020
Short-term investments	523	(658)	—	—	(135)
Trade and other receivables	—	—	—	—	—
Employee defined benefit plans	1,627	(876)	—	114	865
Share-based payment reserve	1,166	(1,166)	—	—	—
Unused tax loss and other taxes (1)	7,345	29,004	—	—	37,479
Provisions	6,860	(4,387)	—	—	2,473
Right-of-use assets, net	65	199	—	—	264

Assets for deferred income tax	17,586	22,116	—	114	40,946

Property, plant and equipment	(138,068)	4,157	—	—	(133,911)
Trade and other receivables	(443)	(118)	—	—	(561)
Intangible assets	(771)	771	—	—	—
Inventory	(1,351)	529	—	—	(822)
Payment of borrowing’s cost	—	(1,212)	—	—	(1,212)
Other	(3)	—	—	—	(3)
Inflationary adjustment	(23,493)	(15,946)	—	—	(39,439)

Liabilities for deferred income tax	(164,129)	(11,819)	—	—	(175,948)

Deferred income tax, net	(146,543)	10,297	—	114	(135.002)

(1)	The Company has recognized Net Operating Loss (“NOL”) generated in Argentina based on a recoverability analysis of expected future taxable income in the following years.

	Successor December 31, 2018	Profit (loss)	Other equity movements	Other comprehensive income (loss)	Successor December 31, 2019
Short-term investments	—	523	—	—	523
Trade and other receivables	1,776	(619)	—	—	1,157
Employee defined benefit plans	598	635	—	394	1,627
Share-based payment reserve	—	—	1,166	—	1,166
Unused tax loss	—	7,345	—	—	7,345
Provisions	5,610	1,250	—	—	6,860
Right-of-use assets, net	—	65	—	—	65

Deferred income tax assets	7,984	9,199	1,166	394	18,743

Property, plant and equipment	(140,236)	2,168	—	—	(138,068)
Borrowings’ transaction costs	(1,351)	(249)	—	—	(1,600)
Intangible assets	(55)	(716)	—	—	(771)
Inventory	(40)	(1,311)	—	—	(1,351)
Other	(59)	56	—	—	(3)
Inflationary adjustment	—	(23,493)	—	—	(23,493)

Deferred income tax liabilities	(141,741)	(23,545)	—	—	(165,286)

Net deferred income tax liabilities	(133,757)	(14,346)	1,166	394	(146,543)

	Predecessor April 3, 2018	Change due to business combination	Profit (loss)	Other comprehensive income (loss)	Successor December 31, 2018
Trade and other receivables	479	44	1,253	—	1,776
Employee defined benefit plans	1,403	438	(2,134)	891	598
Provisions	4,046	1,300	264	—	5,610
Deferred income tax assets	5,928	1,782	(617)	891	7,984

Property, plant and equipment	(37,618)	(92,289)	(10,329)	—	(140,236)
Borrowings’ transaction costs	—	—	(1,351)	—	(1,351)
Intangible assets	(74)	—	19	—	(55)
Financial assets at FVTPL	—	(1)	1	—	—
Inventory	—	—	(40)	—	(40)
Other	(401)	—	342	—	(59)

Deferred income tax liabilities	(38,093)	(92,290)	(11,358)	—	(141,741)

Net deferred income tax liabilities	(32,165)	(90,508)	(11,975)	891	(133,757)

	Predecessor January 1, 2018	Profit (loss)	Other comprehensive income (loss)	Predecessor April 3, 2018
Trade and other receivables	263	216	—	479
Employee defined benefit plans	956	425	22	1,403
Inventory	288	(288)	—	—
Provisions	4,593	(547)	—	4,046

Deferred income tax assets	6,100	(194)	22	5,928

Property, plant and equipment	(34,550)	(3,068)	—	(37,618)
Intangible assets	(83)	9	—	(74)
Financial assets at FVTPL	(76)	76	—	—
Other	(231)	(170)	—	(401)

Deferred income tax liabilities	(34,940)	(3,153)	—	(38,093)

Net deferred income tax liabilities	(28,840)	(3,347)	22	(32,165)

	Predecessor January 1, 2017	Profit (loss)	Other comprehensive income (loss)	Predecessor Decemeber 31,2017
Trade and other receivables	2,145	(1,882)	—	263
Employee defined benefit plans	1,175	(343)	124	956
Inventory	232	56	—	288
Provisions	5,203	(610)	—	4,593
Other	160	(160)	—	—

Deferred income tax assets	8,915	(2,939)	124	6,100

Property, plant and equipment	(47,353)	12,803	—	(34,550)
Intangible assets	(114)	31	—	(83)
Financial assets at FVTPL	(6)	(70)	—	(76)
Other	(1)	(230)	—	(231)

Deferred income tax liabilities	(47,474)	12,534	—	(34,940)

Net deferred income tax liabilities	(38,559)	9,595	124	(28,840)

Deferred tax assets and liabilities are offset in the following cases: (i) when there is a legally enforceable right to offset tax assets and liabilities; and (ii) when deferred income tax charges are associated with the same fiscal authority. The following amounts, are disclosed in the consolidated statements of financial position:

	Successor December 31, 2020	Successor December 31, 2019	Sucessor December 31, 2018
Deferred income tax asset, net	565	476	—
Deferred income tax liabilities, net	135,567	(147,019)	(133,757)

The breakdown of income tax charge is as follows:

	Successor For the year ended December 31, 2020	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 throuh December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Current income tax
Current income tax income / (charge)	(184)	(3,032)	(35,450)	(4,214)
Difference in the estimate of previous fiscal year income tax and the income return	—	1,146	—	(401)
Deferred income tax
Relating to origination and reversal of temporary differences	10,297	(14,346)	(11,975)	(3,345)

Income tax (expense) / benefit reported in the statement of profit or loss	10,113	(16,232)	(47,425)	(7,960)

Deferred tax charged to OCI	(114)	394	891	22

Total income tax charge	9,999	(15,838)	(46,534)	(7,938)

Below is a reconciliation between income tax (expense) and the amount resulting from application of the tax rate on the (loss) profit before income taxes:

	Successor For the year ended December 31, 2020	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 throuh December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Profit / (loss) before income tax	(112,862)	(16,491)	21,043	1,311
Current statutory income tax rate	30%	30%	30%	30%

Income tax at the statutory income tax rate	33,859	4,947	(6,313)	(393)

Items that adjust the income tax (expense) / benefit:
Non-deductible expenses	(2,449)	(1,782)	(5,824)	(3)
Inflation adjustment (Note 33.1)	(32,086)	(31,796)	—
Effect of the measurement of monetary and non-monetary in their functional currency	24,628	15,395	(39,187)	(7,163)
Effect of statutory income tax rate change in deferred income tax (Note 32)	—	—	21,491	—
Unrecognized tax losses and other assets	(7,039)	(7,285)	(23,176)	—
Difference in the estimate of previous fiscal year income tax and the income tax statement		1,146	—	(401)
Inflation update unrecognized tax losses	(179)	1,675	—	—
Effect related to statutory income tax rate change	(6,384)	2,721	—	—
Issuance expenses	—	—	5,651	—
Other	(234)	(1,253)	(67)	—

Total income tax benefit / (expense)	10,113	(16,232)	(47,425)	(7,960)

Some subsidiaries in Mexico have tax loss carryforwards. Unused tax loss carryforwards, for which a deferred income tax asset has not been recognized, and that may be recovered provided certain requirements are fulfilled. The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
2027	4,223	4,333	7,110
2028	53,360	54,760	56,891
2029	31,820	32,655	—
2030 Onward	17,214	—	—

Total tax loss	106,617	91,748	64,001

Additionally, as of December 31, 2020, the Company have other income tax credits in Mexico, for an amount 1,124 which could be use until 2025.
Breakdown of the income tax liability:

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Current
Income tax, net of withholdings and advances	—	3,039	22,429

Total current	—	3,039	22,429